Finance Leases (Tables)	6 Months Ended
Jun. 30, 2023
Finance Leases [Abstract]
Schedule of Components of Lease Expense	The components of lease expense for the six months ended June 30, 2023 and 2022 were as follows:
	Statement of Income	For the six months ended June 30,
	Location	2023	2022

Lease costs
Finance lease expense	Cost of goods sold	$22,977	$-

Schedule of Maturity of Lease Liabilities Under the Finance Leases	Maturity of lease liabilities under the finance leases as of June 30, 2023 were as follows:
Finance
2023	$1,462,969
2024	2,836,637
2025	1,716,198
2026	650,503
Total lease payments	6,666,307
Less: interest	(556,791)
Present value of finance lease liabilities	$6,109,516
Finance lease liabilities, current	$2,560,943
Finance lease liabilities, non-current	$3,548,573